BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2022
BASIS OF PRESENTATION [Abstract]
BASIS OF PRESENTATION
2.	BASIS OF PRESENTATION

Statement of Compliance
These financial statements, including comparatives have been prepared using accounting policies consistent with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Issues Committee (“IFRIC”). These financial statements were approved by the Board of Directors and authorized for issue on April xx, 2023.

Basis of measurement
These consolidated financial statements have been prepared on a historical cost basis, except for items measured at fair value. In addition, these financial statements have been prepared using the accrual basis of accounting except for cash flow information. The financial statements are presented in Canadian dollars, unless otherwise noted.

Financial Instruments

Recognition and Classification

The Company recognizes a financial asset or financial liability on the statement of financial position when it becomes party to the contractual provisions of the financial instrument.

The Company classifies its financial instruments in the following categories: at fair value through profit and loss (“FVTPL”), at fair value through other comprehensive income (loss) (“FVTOCI”) or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics.

Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or if the Company has opted to measure them at FVTPL.

The following table shows the classification of its financial assets and liabilities under IFRS 9:

Classification IFRS 9
Cash	Amortized cost
Accounts receivable	Amortized cost
Accounts payable and accrued liabilities	Amortized Cost
Convertible note	Amortized Cost
Derivative liability	FVTPL
Short term loan	Amortized Cost

Measurement

Financial assets at FVTOCI
Elected investments in equity instruments at FVTOCI are initially recognized at fair value plus transaction costs. Subsequently they are measured at fair value, with gains and losses recognized in other comprehensive loss.

Financial assets and liabilities at amortized cost
Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.

Financial assets and liabilities at FVTPL
Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the statements of comprehensive loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in the statements of comprehensive loss in the period in which they arise. Where management has opted to recognize a financial liability at FVTPL, any changes associated with the Company’s own credit risk will be recognized in other comprehensive loss.

Impairment of financial assets at amortized cost
The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost.

At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to the twelve month expected credit losses. The Company shall recognize in the statements of comprehensive loss, as an impairment gain or loss, the amount of expected credit losses (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognized.

Derecognition
Financial assets
The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in the statements of comprehensive loss. However, gains and losses on derecognition of financial assets classified as FVTOCI remain within accumulated other comprehensive loss.

Financial liabilities
The Company derecognizes financial liabilities only when its obligations under the financial liabilities are discharged, cancelled or expired. Generally, the difference between the carrying amount of the financial liability derecognized and the consideration paid and payable, including any non-cash assets.

Convertible Debentures
Convertible debentures are compound financial instruments whose components may be allocated between a financial liability component and an equity instrument component. The identification of such components embedded within a convertible debenture requires significant judgement given that it is based on the interpretation of the substance of the contractual arrangement. Where the conversion option is fixed, the financial liability, represents the discounted obligation to repay the cash component and is initially measured at fair value and subsequently measured at amortized cost. The residual amount is recognized in equity. Where the conversion option is variable, the derivative liability is measured first and carried at fair value and the residual balance represents the financial liability measured at amortized cost. Transaction costs are apportioned to the debt liability and equity components in proportion to the allocation of proceeds.

Leases
At the inception of a contract, the Company assesses whether a contract is or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right- of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle or remove the underlying asset.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate.
Lease payments included in the measurement of the lease liability comprise the following:
•	Fixed payments, including in-substance fixed payments;
•	Variable lease payments that depend on an index or rate, initially measured using the index or rate as at the commencement date;
•	Amounts expected to be payable under a residual value guarantee; and
•
The exercise price under a purchase option that the Company is reasonably certain to exercise, lease payments in an option renewal period if the Company is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Company is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option.

When the lease liability is re-measured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in the statement of comprehensive loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Company has elected to not recognize right-of-use assets and lease liabilities for short-term lease of assets that have a lease term of 12 months or less and leases of low-value assets, such as IT equipment. The Company recognizes the lease payments associated with the leases as an expense on a straight-line basis over the lease term.

Revenue from Contracts with Customers
The Company’s revenue is generated from a work contract established with one major customer and from other individual customers on demand. Revenue is recognized to the extent that it is probable that the economic benefits will flow to the Company and the revenue and costs to sell can be reliably measured. Revenues is recognized when services are rendered or delivery of goods is completed.

Performance Obligations
Based on the criteria outlined in IFRS 15, the Company’s primary performance obligation relating to its sales contracts with customers is the delivery of the product or products by an agreed upon time.

Transaction Price
Based on the criteria outlined in IFRS 15, the Company determined that the transaction price is based upon scheduled and on demand or same day rates. As the Company has one primary performance obligation, that is making the required deliveries on time, the entire transaction price is allocated to the completion of deliveries.

Once the Company’s performance obligation of completing the required deliveries on time, the Company’s obligation is met and the Company recognizes revenue.

Foreign currency translation
The functional currency of the Company is determined using the currency of the primary economic environment in which the Company operates. The functional and presentation currency, as determined by management, of the Company is the Canadian dollar and the functional currency of Trucking is USD.

Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the date of the transaction. Foreign currency monetary items are translated at the period-end exchange rate. Non- monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction. Non-monetary items measured at fair value are reported at the exchange rate at the date when fair values were determined.

Exchange differences arising on the translation of monetary items or on settlement of monetary items are recognized in the statements of comprehensive loss in the period in which they arise, except where deferred in equity as a qualifying cash flow or net investment hedge. Exchange differences arising on the translation of non- monetary items are recognized in other comprehensive loss to the extent that gains and losses arising on those non-monetary items are also recognized in other comprehensive loss. Where the non-monetary gain or loss is recognized in comprehensive loss, the exchange component is also recognized in comprehensive loss.

For the purposes of presenting consolidated financial statements, the assets and liabilities of the Company’s USD operations are translated into CAD at the exchange rate at the reporting date.  The income and expenses are translated using average rate.  Foreign currency differences that arise on translation for consolidation purposes are recognized in other comprehensive loss.

Loss per share
Basic loss per share is calculated by dividing the loss for the year by the weighted average number of common shares outstanding during the period. Diluted earnings per share is determined by adjusting the net loss for the year and the weighted average number of common shares outstanding for the effects of dilutive instruments such as options granted to employees and warrants outstanding. The weighted average number of diluted shares is calculated in accordance with the treasury stock method. The treasury stock method assumes that the proceeds received from the exercise of all potentially dilutive instruments are used to repurchase common shares at the average market price during the year. Because the Company incurred net losses, the effect of dilutive instruments would be anti-dilutive and therefore diluted loss per share equals basic loss per share.

Income Taxes
Income tax expense comprises current and deferred tax. Income tax is recognized in the statement of loss and comprehensive loss, except to the extent that it relates to items recognized in other comprehensive loss or directly in equity. In this case the income tax is also recognized in other comprehensive loss or directly in equity, respectively.

Current income tax
Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date, in the countries where the Company operates and generates taxable income.

Current income tax relating to items recognized directly in other comprehensive loss or equity is recognized in other comprehensive loss or equity and not in comprehensive loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred tax
Deferred tax is recognized on temporary differences at the reporting date arising between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and recognized only to the extent that it is probable that future taxable income will be available to allow all or part of the temporary differences to be utilized. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted and are expected to apply by the end of the reporting period. Deferred tax assets and deferred income tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Equipment
Leased vehicles are recorded at cost and amortized over the estimated term of the lease or the expected life of the asset if the Company has included payments to acquire the asset at the end of the lease. Equipment that is withdrawn from use or has no reasonable prospect of being recovered through use or sale, are regularly identified and written off. Subsequent expenditures relating to an item of equipment are capitalized when it is probable that future economic benefits from the use the assets will be increased. All other subsequent expenditures are recognized as repairs and maintenance.

Purchased vehicles are recorded at cost and amortized over the estimated useful life of 2 years for previously used vehicles.

Intangibles
The Company records internally-generated intangible assets at cost less accumulated amortization and accumulated impairment losses.

Intangible assets in use are amortized on a straight-line basis over their estimated useful life of 3 years. Intangible assets under development and not ready for use are not amortized.

Research and development
Research costs are expensed when incurred. Internally-generated software costs, including personnel costs of the Company’s development group, are capitalized as intangible assets when the Company can demonstrate that the technological feasibility of the project has been established; the Company intends to complete the asset for use or sale and has the ability to do so; the asset can generate probable future economic benefits; the technical and financial resources are available to complete the development; and the Company can reliably measure the expenditure attributable to the intangible asset during its development. After initial recognition, internally- generated intangible assets are recorded at cost less accumulated amortization and accumulated impairment losses. The Company did not have any development costs that met the capitalization criteria for the year ended December 31, 2022.

Share-based payments
The Company operates a stock option plan. Share-based payments to employees are measured at the fair value of the instruments issued and amortized over the vesting periods. Share-based payments to non-employees are measured at the fair value of goods or services received or the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. The corresponding amount is recorded to the option reserve. The fair value of options is determined using the Black–Scholes option pricing model. The number of shares and options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that eventually vest.

Any consideration paid by plan participants on the exercise of stock options is credited to share capital.

Valuation of equity units issues in private placements
The Company has adopted a residual value method with respect to the measurement of shares and warrants issued as private placement units. The residual value method first allocates value to the more easily measurable component based on fair value and then the residual value, if any, to the less easily measurable component. The fair value of common shares issued in private placements was determined to be the more easily measurable component and are valued at their fair value, as determined by the closing quoted bid price on the announcement date. The balance, if any, is allocated to attached warrants. Any fair value attributed to warrants issued in private placements is recorded to reserves.

Impairment of assets
The Company performs impairment tests on its long-lived assets, including intangible assets, when new events or circumstances occur, or when new information becomes available relating to their recoverability. When the recoverable amount of each separately identifiable asset or cash generating unit (“CGU”) is less than its carrying value, the asset or CGU’s assets are written down to their recoverable amount with the impairment loss charged against profit or loss. A reversal of the impairment loss in a subsequent period will be charged against profit or loss if there is a significant reversal of the circumstances that caused the original impairment. The impairment will be reversed up to the amount of the depreciated carrying value that would have otherwise occurred if the impairment loss had not occurred.

The CGU’s recoverable amount is evaluated using the higher of the fair value less costs to sell or value in use. In calculating the recoverable amount, the Company utilizes discounted cash flow techniques to determine fair value when it is not possible to determine fair value from active markets or a written offer to purchase. Management calculates the discounted cash flows based upon its best estimate of a number of economic, operating, engineering, environmental, political and social assumptions. Any changes in the assumptions due to changing circumstances may affect the calculation of the recoverable amount.

Basis of Consolidation
The consolidated financial statements include the financial statements of the Company, its 95% owned subsidiary Web-to-door Trucking (2021 – 95%) and its wholly-owned subsidiary ParcelPal Logistics USA, Inc. (“ParcelPal USA”).

Business combination
Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Company, liabilities incurred by the Company to the former owners of the acquiree and the equity interests issued by the Company in exchange for control of the acquiree. Acquisition-related costs are generally recognized in profit or loss as incurred.

At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognized at their fair value at the acquisition date. Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed. If, after reassessment, the net of the acquisition-date amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.

When the consideration transferred by the Company in a business combination includes assets or liabilities resulting from a contingent consideration arrangement, the contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. Changes in the fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill. Measurement period adjustments are adjustments that arise from additional information obtained during the ‘measurement period’ (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date.

The subsequent accounting for changes in the fair value of the contingent consideration that do not qualify as measurement period adjustments depends on how the contingent consideration is classified. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with IAS 39, Financial Instruments: Recognition and Measurement or IAS 37, Provisions, Contingent Liabilities and Contingent Assets, as appropriate, with the corresponding gain or loss being recognized in profit or loss.

Significant estimates and assumptions
The preparation of financial statements in accordance with IFRS requires the Company to use judgment in applying its accounting policies and make estimates and assumptions about reported amounts at the date of the financial statements and in the future. The Company’s management reviews these estimates and underlying assumptions on an ongoing basis, based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are adjusted for prospectively in the period in which the estimates are revised.

Estimates and assumptions where there is significant risk of material adjustments to assets and liabilities in future accounting periods include the fair value measurements for financial instruments, estimating allowances for doubtful accounts receivable, the recoverability of loans receivable, estimating useful lives of equipment, the recoverability and measurement of deferred tax assets, and estimating the fair value for share-based payment transactions.

The acquisition of Web-to-Door Trucking was accounted for as a business combination at fair value in accordance with IFRS 3, Business Combinations. The acquired assets and assumed liabilities were adjusted to their fair values assigned through completion of a preliminary purchase price allocation. The purchase price allocation process resulting from a business combination requires management to estimate the fair value of identifiable assets acquired including intangible assets and liabilities assumed. The Company uses valuation techniques which are generally based on forecasted future net cash flows discounted to present value, and also relies on work performed by third-party valuation specialists. These valuations are closely linked to the assumptions used by management on the future performance of the related assets.